[805920-1]


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       MARCH 31, 2007
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         CAMBRIDGE INVESTMENTS, LTD.
Address:      802 WEST BROADWAY
              JACKSON, WYOMING  83001


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John R. Tozzi
Title:   President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:

/S/ JOHN R. TOZZI                 JACKSON, WYOMING            MAY 15, 2007
-----------------                 ----------------            ------------
[Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:              14
                                                 -------------

Form 13F Information Table Value Total:           $219,425
                                                 -------------

                                                 (thousands)




List of Other Included Managers:

{None}




     COLUMN 1                COLUMN 2    COLUMN 3       COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                             TITLE OF                    VALUE   SHRS OR PRN  SH/   PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP         (X1000)     AMOUNT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC             COMMON      057224107     11,959      180,849    SH          SOLE                 180,849
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO                   COMMON      055482103       8,134     291,566    SH          SOLE                 291,566
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CAMERON INTERNATIONAL CORP   COMMON      13342B105     24,272      386,556    SH          SOLE                  24,272
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC               COMMON      26874Q100     23,425      430,606    SH          SOLE                 430,606
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SANTE FE              SHS         G3930E101     21,193      343,592    SH          SOLE                 343,592
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON                  COMMON      406216101     18,668      588,158    SH          SOLE                 588,158
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HELIX ENERGY SOLUTIONS       COMMON      42330P107     17,673      473,940    SH          SOLE                 473,940
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HELMERICH AND PAYNE          COMMON      423452101       8,101     267,020    SH          SOLE                 267,020
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NOBLE CORP                   SHS         G65422100     21,169      269,060    SH          SOLE                 269,060
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL             COMMON      637071101     15,111      194,257    SH          SOLE                 194,257
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC               ORD         G90078109     15,888      194,465    SH          SOLE                 194,465
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC               COMMON      832110100       8,130     169,200    SH          SOLE                 169,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SLUMBERGER                   COMMON      806857108     24,089      348,618    SH          SOLE                 348,618
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
W-H ENERGY SERVICES          COMMON      92925E108       1,613      34,500    SH          SOLE                  34,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                        219,425
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------